Segment Information (Net Sales Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenue from External Customer [Line Items]
Net sales	$ 3,009.5	$ 3,029.4	$ 2,598.2
SB/RH Holdings, LLC [Member]
Revenue from External Customer [Line Items]
Net sales	3,009.5	3,029.4	2,598.2
Hardware & Home Improvement [Member]
Revenue from External Customer [Line Items]
Net sales	1,276.1	1,241.0	1,205.5
Global Pet Supplies [Member]
Revenue from External Customer [Line Items]
Net sales	793.2	825.7	758.2
Home and Garden [Member]
Revenue from External Customer [Line Items]
Net sales	493.3	509.0	474.0
Global Auto Care [Member]
Revenue from External Customer [Line Items]
Net sales	$ 446.9	$ 453.7	$ 160.5